TRADING ACCOUNT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Trading Securities [Abstract]
Trading account assets and liabilities
Trading account assets and Trading account liabilities are carried at fair value, other than physical commodities accounted for at the lower of cost or fair value, and consist of the following at December 31, 2014 and 2013:

In millions of dollars	2014	2013
Trading account assets
Mortgage-backed securities(1)
U.S. government-sponsored agency guaranteed	$27,053	$23,955
Prime	1,271	1,422
Alt-A	709	721
Subprime	1,382	1,211
Non-U.S. residential	1,476	723
Commercial	4,343	2,574
Total mortgage-backed securities	$36,234	$30,606
U.S. Treasury and federal agency securities
U.S. Treasury	$18,906	$13,537
Agency obligations	1,568	1,300
Total U.S. Treasury and federal agency securities	$20,474	$14,837
State and municipal securities	$3,402	$3,207
Foreign government securities	64,937	74,856
Corporate	27,797	30,534
Derivatives(2)	67,957	52,821
Equity securities	57,846	61,776
Asset-backed securities(1)	4,546	5,616
Other trading assets(3)	13,593	11,675
Total trading account assets	$296,786	$285,928
Trading account liabilities
Securities sold, not yet purchased	$70,944	$61,508
Derivatives(2)	68,092	47,254
Total trading account liabilities	$139,036	$108,762

(1)
The Company invests in mortgage-backed and asset-backed securities. These securitizations are generally considered VIEs. The Company’s maximum exposure to loss from these VIEs is equal to the carrying amount of the securities, which is reflected in the table above. For mortgage-backed and asset-backed securitizations in which the Company has other involvement, see Note 22 to the Consolidated Financial Statements.

(2)	Presented net, pursuant to enforceable master netting agreements. See Note 23 to the Consolidated Financial Statements for a discussion regarding the accounting and reporting for derivatives.

(3)
Includes investments in unallocated precious metals, as discussed in Note 26 to the Consolidated Financial Statements. Also includes physical commodities accounted for at the lower of cost or fair value.